SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details)	Dec. 31, 2023
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Electronic Devices [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years